Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remeasurement:
Actuarial loss (gain) arising from experience adjustments	$ (438.0)	$ 334.7	$ 483.9
Actuarial gain arising from changes in demographic assumptions	(233.2)
Actuarial loss (gain) arising from changes in financial assumptions	541.7	597.8	(258.5)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	13,662.7	12,774.6	12,480.5
Current service cost	135.6	137.7	145.0
Interest expense	175.4	207.8	185.6
Remeasurement:
Actuarial loss (gain) arising from experience adjustments	(438.0)	334.7	483.9
Actuarial gain arising from changes in demographic assumptions	(233.2)
Actuarial loss (gain) arising from changes in financial assumptions	541.7	597.8	(258.5)
Benefits paid from plan assets	(344.1)	(274.3)	(261.9)
Benefits paid directly by the Company	(16.0)	(115.6)
Balance, end of year	$ 13,484.1	$ 13,662.7	$ 12,774.6